COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

1.	As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

b.	Collateral:

1.
To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 1,761 in effect between January 2011 and January 2016.

2.	The Company obtained bank guarantees in the amount of $ 255 in favor of its lessor and customs.

3.
As of December 31, 2012 and 2011, the use of $ 108 and $ 123, respectively, has been restricted following B.C.R.A. (Central Bank of Argentina) regulations, until the company completes the registration with local authorities of certain capital contributions.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of December 31, 2012 is $ 2,444. No royalties were accrued or paid during 2012, 2011 and 2010.

d.	Lease commitments:

The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2016. Minimum annual rental payments under non-cancelable operating leases are as follows:

2013	$1,994
2014	1,589
2015	1,396
2016	899
2017	220

$6,098

Rent expenses for the years ended December 31, 2012, 2011 and 2010, were $ 2,249, $ 2,626 and $ 2,308, respectively.

e.	Litigation:

1.
As of December 31, 2012, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 133. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims.

f.	Commitments:

1.
On March 2, 2010, Pointer Argentina signed an amended contract with a significant insurance company. According to the terms of the agreement, Pointer Argentina has committed to obtaining a monthly recovery rate of 75% of the quantity of stolen automobiles when the number of end-users for that period exceeds 2,000. The percentage shall be measured annually, with the first review in April 2011 and then yearly reviews. If the degree of effectiveness required in the agreement is not achieved, Pointer Argentina shall pay the customer for each dollar below 75% of the total cost of the stolen vehicles.

As Pointer Argentina achieved the required effectiveness percentage as of December 31, 2012, no reserve has been accrued.

2.
The Company and DBSI Investment Ltd. ("DBSI"), an equity owner in the Company (see Note 18), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August 1, 2011.

3.
During 1998, the Company entered into an agreement with Shagrir for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013. The Company and Shagrir will negotiate to renew the agreement prior to its expiry during 2013.

4.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to Shagrir, in consideration of NIS 1,000 per year linked to CPI. This amount is split between the Company (NIS 120) and the other shareholders of Shagrir.

5.	Under the credit facility from the Bank, Shagrir and the Company are required to meet financial covenants (see Note 11c and 11d).